EMPLOYEE BENEFIT PLANS - Forecast and average duration of payments of obligations (Details) - Defined benefit plan R$ in Thousands	Dec. 31, 2019 BRL (R$)
Not later than one year
Employee benefits
Estimated future benefit payments	R$ 31,458
Later than one year and not later than two years
Employee benefits
Estimated future benefit payments	32,701
Later than two years and not later than three years
Employee benefits
Estimated future benefit payments	33,864
Later than three years and not later than four years
Employee benefits
Estimated future benefit payments	(35,014)
Later than four years and not later than five years
Employee benefits
Estimated future benefit payments	(36,122)
Later than five years and not later than ten years
Employee benefits
Estimated future benefit payments	R$ 194,145